LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Apr. 30, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Incremental borrowing rate for operating lease	10.00%	7.00%
Operating lease right of use asset, net	$ 616		$ 672
Minimum
Lessee, Lease, Description [Line Items]
Rate of interest for finance lease	5.20%
Maximum
Lessee, Lease, Description [Line Items]
Rate of interest for finance lease	13.40%